Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net loss	$ (5,374,914)	$ (6,699,275)	$ (7,204,540)	$ (15,567,751)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	190,637	145,615	200,885	446,369
Accretion of interest expense of other notes payable		234,044	234,044
Interest expense related to issuances of warrants		305,055	305,055
Stock-based compensation	613,333	350,100	383,966	742,821
Loss on sale of CTI		456,169	456,169
Options issued to franchisees				47,583
Restricted stock issued as compensation for services				170,000
Amortization of debt discounts	1,345,683	1,914,038	2,275,247	3,956,792
Impairment of intangible asset				410,225
Impairment of property and equipment				1,375,790
Impairment of Goodwill				2,521,468
Write off of security deposits				137,160
Bad debt expense	147,922	52,170	64,412	128,855
Deferred rent	6,323	(2,969)	2,625	(126,705)
Deferred income tax provision				(246,527)
Expenses paid by Former Parent		620,464	620,464	490,071
Changes in operating assets and liabilities:
Accounts receivable	(125,274)	(149,510)	(179,548)	(8,008)
Inventory	(33,634)	51,786	47,701	(28,648)
Prepaid expenses and other current assets	(32,252)	(1,257)	6,575	27,029
Security deposits and other assets	(1,475)	(12,131)	(12,131)	(9,789)
Accounts payable and accrued expenses	337,859	698,984	309,778	1,556,488
Deferred revenue	(442,079)	53,312	(475,802)	88,893
Other current liabilities	71,757	230,527	238,363	210,885
Total Adjustments	2,078,800	4,946,397	4,477,803	11,890,752
Net Cash Used in Operating Activities	(3,296,114)	(1,752,878)	(2,726,737)	(3,676,999)
Cash Flows from Investing Activities
Purchases of property and equipment	(864,451)	(78,754)	(252,645)	(968,831)
Issuance of loans receivable	(60,186)	(9,689)	(9,689)	(58,753)
Issuance of loans receivable - related parties				(5,533)
Cash paid in connection with the acquisition of Midtown franchise store	(35,116)
Collections from loans receivable	26,681	48,655	67,446	167,452
Collections from loans receivable - related party	650	6,667	6,667	22,496
Net Cash Used in Investing Activities	(932,422)	(33,121)	(188,221)	(843,169)
Cash Flows from Financing Activities
Proceeds from exercise of warrants				50,000
Proceeds from issuance of restricted stock		180,000	180,000	420,000
Proceeds from offering, net of underwriter's discount and offering costs		85,576	85,576
Repayments to Former Parent, net		(132,459)	(132,459)	(250,013)
Repayments of convertible note payable	(50,000)	(50,000)	(50,000)
Proceeds from other notes payable - related party	91,000	(50,000)	(50,000)
Proceeds from convertible notes payable	6,373,000	1,331,000	2,051,000	2,049,340
Proceeds from convertible notes payable - related parties	100,000	650,000	650,000	300,000
Repayments of convertible notes payable - related party	(100,000)
Repayments of other notes payable - related parties	(335,000)
Repayments of other notes payables	(225,000)
Proceeds from other notes payable		460,000	460,000	220,000
Proceeds from other notes payable - related parties				335,000
Proceeds from convertible notes payable to Former Parent				1,138,800
Net Cash Provided by Financing Activities	5,854,000	2,474,117	3,194,117	4,263,127
Net Increase in Cash	1,625,464	688,118	279,159	(257,041)
Cash - Beginning of Period	357,842	78,683	78,683	335,724
Cash - End of Period	1,983,306	766,801	357,842	78,683
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	471,774	39,129	40,605	25,116
Supplemental disclosures of non-cash investing and financing activities
Beneficial conversion feature	548,020	3,194,671	3,434,506	1,085,985
Warrants issued in connection with convertible debt	548,354	159,781
Warrants issued in connection with common stock and convertible debt			399,554	170,958
Conversion of convertible notes payable to Former Parent into common stock		392,542	392,542	5,361,177
Conversion of notes payable into common stock		899,340	1,850,340
Warrants issued and recorded as debt discount in connection with notes payable		343,818	343,818
Convertible Note issued to Former Parent in exchange for payable to Former Parent		475,000	475,000	517,915
Common stock issued in exchange for interest earned on other notes payable	111,666
Common stock issued in exchange for interest earned on convertible notes payable	$ 479,323
Loan receivable advanced by Former Parent				162,500
Accounts payable associated with purchases of property and equipment				187,241
Other note payable exchanged for convertible note			$ 635,294